Changes in the Group - Associated undertakings (Details) $ / shares in Units, £ in Millions, $ in Millions, $ in Millions, ₨ in Billions											1 Months Ended							2 Months Ended	6 Months Ended	12 Months Ended
	Dec. 06, 2024 USD ($)	Sep. 30, 2024 shares	Aug. 30, 2024 GBP (£) shares	Aug. 30, 2024 CAD ($) $ / shares shares	Mar. 13, 2024 GBP (£)	Mar. 13, 2024 INR (₨)	Jan. 24, 2024 GBP (£) shares	Jan. 24, 2024 CAD ($) $ / shares shares	Jul. 24, 2023	Dec. 31, 2021	Aug. 31, 2024	Nov. 30, 2023 GBP (£)	Nov. 30, 2023 CAD ($)	Oct. 31, 2023 GBP (£)	May 31, 2023 GBP (£)	Apr. 30, 2023 GBP (£)	Apr. 30, 2023 USD ($)	Feb. 28, 2025 shares	Feb. 28, 2025 tranche	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)	Dec. 31, 2021	Nov. 30, 2022 GBP (£)	Sep. 26, 2022 GBP (£)	Mar. 11, 2021 director
Disclosure Of Business Combinations [Line Items]
Purchase of investments other than investments accounted for using equity method																				£ 216	£ 448	£ 257
Investments held at fair value																				146	£ 118
Other Investments, In Form Of Convertible Loan Note
Disclosure Of Business Combinations [Line Items]
Purchase of investments other than investments accounted for using equity method																				£ 4
Charlotte's Web Holdings, Inc.
Disclosure Of Business Combinations [Line Items]
Investments held at fair value																								£ 48
Potential proportion ownership interest																				19.90%
ITC Ltd.
Disclosure Of Business Combinations [Line Items]
Percentage of voting									60.00%
Motif Labs Ltd | Organigram Inc.
Disclosure Of Business Combinations [Line Items]
Consideration paid (received) | $	$ 40
Acquisition percentage	100.00%
ITC Ltd.
Disclosure Of Business Combinations [Line Items]
Percentage of voting equity interest disposed (in percentage)					3.50%	3.50%
Consideration paid (received)					£ (1,600)	₨ (166.9)
Capital gains tax					£ 54	₨ 5.7
Ownership interest in associates																				25.45%	29.02%	29.19%	29.38%
Organigram Inc.
Disclosure Of Business Combinations [Line Items]
Consideration paid (received)			£ 24	$ 42			£ 24	$ 42
Ownership interest in associates	30.60%										35.09%									35.09%	18.79%
Acquisition percentage																										19.90%
Purchase of interests in investments accounted for using equity method																						£ 4
Shares acquired (in shares) | shares							12,893,175	12,893,175
Price per share (CAD per share) | $ / shares				$ 3.22				$ 3.22
Organigram Inc. | Maximum
Disclosure Of Business Combinations [Line Items]
Proportion of voting rights held in associate											30.00%
Organigram Inc. | Ordinary shares
Disclosure Of Business Combinations [Line Items]
Shares acquired (in shares) | shares		4,429,740	4,429,740	4,429,740
Organigram Inc. | Preference shares
Disclosure Of Business Combinations [Line Items]
Shares acquired (in shares) | shares		8,463,435	8,463,435	8,463,435
Organigram Inc. | Forecast
Disclosure Of Business Combinations [Line Items]
Purchase of interests in investments accounted for using equity method												£ 74	$ 125
Shares acquired (in shares) | shares																		12,893,175
Number of tranches | tranche																			2
Organigram Inc. | Canada
Disclosure Of Business Combinations [Line Items]
Ownership interest in associates										18.80%
Acquisition percentage																										19.90%
Number of directors entitled to be appointed in the acquiree | director																										2
DeFloria
Disclosure Of Business Combinations [Line Items]
Consideration paid (received)																£ 8	$ 10
Acquisition percentage																19.90%	19.90%
Sanity Group GmbH
Disclosure Of Business Combinations [Line Items]
Acquisition percentage																									16.00%
Fair value total																									£ 32
Steady State LLC
Disclosure Of Business Combinations [Line Items]
Consideration paid (received)														£ 8	£ 4
Proportion of voting rights held in associate																					10.80%	5.76%
Fair value total														£ 8	£ 4										£ 4
ITC Hotels Limited
Disclosure Of Business Combinations [Line Items]
Ownership interest in associates									15.00%